Acquisitions (Details) € / shares in Units, € in Millions, $ in Millions	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Nov. 21, 2016 EUR (€)	Sep. 30, 2015 EUR (€)	Apr. 12, 2016 shares	Mar. 29, 2016	Dec. 31, 2015 € / shares shares
Business Acquisition [Line Items]
Impairment of assets | $	$ 0.0	$ (0.5)	$ 0.0	$ 18.9
Wincor Nixdorf [Member]
Business Acquisition [Line Items]
Business Acquisition, Ordinary Shares Outstanding									29,800,000
Business Acquisition, Ordinary Shares Issued									33,100,000
Business Acquisition, Treasury Shares									3,300,000
Business Acquisition, Share Price | € / shares									€ 38.98
Business Acquisition, Shares Exchanged For Acquiree Shares									0.434
Business Acquisition, Percentage Tendered Of Ordinary Shares Issued							69.90%	68.90%
Business Acquisition, Percentage Tendered Of Ordinary Shares Outstanding							77.50%	76.50%
Business Acquisition, Number Of Ordinary Shares Tendered							22,900,000
Business Acquisition, Number Of Voting Proxies Held							200,000
Business Acquisition, Revenue Reported By Target Acquisition For Last Annual Period | €						€ 2,427.0
Phoenix Interactive Design, Inc [Member]
Business Acquisition [Line Items]
Amount of deferred payments related to acquisition | $				$ 12.6
Business Acquisition, Percentage of Voting Interests Acquired		100.00%		100.00%
Payments to Acquire Businesses, Gross | $				$ 72.9
Subsequent Event [Member] | Wincor Nixdorf [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross | €					€ 1,162.2